Investments in associates and joint venture - Statements of financial position of Coimolache under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Non-current assets	$ 4,866,320	$ 4,209,541
Non-current liabilities	(1,179,381)	(1,008,464)
Equity	4,267,465	3,559,701	$ 3,169,211	$ 3,162,941
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Current assets	383,351	255,331
Non-current assets	147,869	129,851
Current liabilities	(73,415)	(53,580)
Non-current liabilities	(125,383)	(80,600)
Equity	332,422	251,002
Group's interest	133,282	100,637
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Non-current assets	6,426,984	6,158,620
Non-current liabilities	(961,766)	(723,526)
Equity	7,601,005	6,783,485	$ 6,680,374	$ 6,651,427
Group's interest	$ 1,596,018	$ 1,436,122